As filed with the Securities and Exchange Commission on September 15, 2022

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,584	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,584	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

60 State Street

Boston, MA 02109

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On September 22, 2022, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,584 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until September 22, 2022, the effectiveness of the registration statement for the iShares Environmentally Aware Real Estate ETF (the “Fund”), filed in Post-Effective Amendment No. 2,545 on May 20, 2022, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,569	August 2, 2022	September 1, 2022
2,579	August 31, 2022	September 13, 2022
2,581	September 13, 2022	September 15, 2022

This Post-Effective Amendment No. 2,584 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,545.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,584 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of September, 2022.

iSHARES TRUST

By:
Armando Senra*
President

Date: September 15, 2022

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,584 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee
Date: September 15, 2022

John E. Martinez*
Trustee

Date: September 15, 2022

Cecilia H. Herbert*
Trustee

Date: September 15, 2022

John E. Kerrigan*
Trustee

Date: September 15, 2022

Robert S. Kapito*
Trustee

Date: September 15, 2022

Madhav V. Rajan*
Trustee

Date: September 15, 2022

Jane D. Carlin*
Trustee

Date: September 15, 2022

Drew E. Lawton*
Trustee

Date: September 15, 2022

Richard L. Fagnani*
Trustee

Date: September 15, 2022

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: September 15, 2022

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: September 15, 2022

*

Powers of Attorney, each dated June 15, 2022, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,556, filed June 27, 2022.